Consolidated Cash Flow Statements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Total loss for year	$ (364,701,323)	$ (25,378,356)	$ (18,178,884)
Adjustments for:
SPAC transaction expenses	76,857,484
Share based compensation expense	265,558,785
Interest income	(567,190)	(224,389)	(10,979)
Amortization of intangibles	163,147	71,095	62,646
Foreign exchange loss (gain)	(179,640)	55,701	66,295
Movements in fair value adjustments in RSUs and options reserves			9,988,094
Loss of disposal on property and equipment		271,791
Impairment for VAT receivable	4,617,911
Interest expense	211,979	266,354
Gain on remeasurement of contingent consideration	(156,047)	(235,505)
Depreciation of property and equipment and right-of-use assets	878,810	247,034	25,527
Operating loss before working capital changes	(17,316,084)	(24,926,275)	(8,047,301)
Changes in trade and other receivables	(2,086,880)	(2,596,111)	(9,709)
Changes in related party receivables	114,216	(959,935)	(52,225)
Changes in inventories	(51,044)	(49,736)
Changes in other current assets	(1,207,977)	(543,280)
Changes in prepaid mining license	353	4,783	(848,125)
Changes in customer credit to related party		(208,550)	208,550
Changes in related party payable	132,048
Changes in trade and other payables	(6,564,427)	12,243,789	1,660,002
Net cash used in operating activities	(26,979,795)	(17,035,315)	(7,088,808)
Cash flows from investing activities
Interest received from bank	560,349	214,252	3,279
Restricted deposit released from escrow			8,004,370
Patent costs incurred	(90,978)	(92,545)	(110,239)
Expenditure on property and equipment	(697,431)	(277,364)	(93,750)
Expenditure on other intangible assets	(291,410)	(92,096)
Investment in exploration and evaluation assets	(51,355,297)	(5,709,171)
Acquisition of subsidiaries, net of cash acquired	(8,073,000)	(7,591)	(7,997,155)
Payment of contingent consideration relating to acquisition of subsidiaries		(2,000,000)
Interest from restricted deposit			594
Net cash used in investing activities	(59,947,767)	(7,964,515)	(192,901)
Cash flows from financing activities
Proceeds from exercise of stock options	110,504
Proceeds from exercise of warrants	878,025		10,759,630
Restricted deposit released from escrow			39,040,000
Net proceeds from PIPE transaction	70,173,170
Proceeds from SPAC acquisition	3,104,056
Share issuance costs	(5,683,979)
Payment of lease liabilities	(338,171)	(80,933)
Proceeds from receipt of subscription receivable, net of transaction costs	47,500,000
Net cash provided by (used in) financing activities	115,743,605	(80,933)	49,799,630
Net increase (decrease) in cash and cash equivalents	28,816,044	(25,080,763)	42,517,921
Cash and cash equivalents
Effect of exchange rate changes in cash	40,373	(8,137)
Beginning of the year	20,535,210	45,624,110	3,106,189
End of the year	$ 49,391,627	$ 20,535,210	$ 45,624,110